BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Basis of Presentation

Note 1 - Basis of Presentation

The condensed consolidated financial statements included herein have been prepared by SharpLink, Inc. and Subsidiary (the “Company,” “SharpLink,” “we,” or “our”), pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of the Company, the foregoing statements contain all adjustments, consisting only of normal recurring adjustments necessary to present fairly the financial position of the Company as of June 30, 2021 and December 31, 2020, its results of operations for the six months ended June 30, 2021 and 2020, and cash flows for the six months ended June 30, 2021 and 2020. The condensed consolidated balance sheet as of December 31, 2020, has been derived from the audited consolidated financial statements as of that date. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts therein. Due to the inherent uncertainty involved in making estimates, actual results in future periods may differ from the estimates.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to rules and regulations of the SEC. Accordingly, the condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statement presentation. It is suggested that these condensed consolidated financial statements be read in conjunction with the consolidated financial statements and the notes thereto for the year ended December 31, 2020, which are included in SharpLink Gaming Ltd.’s (formerly Mer Telemangement Solutions Ltd.) Form 6-K filed with the SEC on June 16, 2021.

Recently Adopted Accounting Pronouncements

Recently Issued Accounting Pronouncements Not Yet Adopted

Financial Instruments – Credit Losses

In June 2016, the FASB issued ASC 326, Financial Instruments – Credit Losses (Topic 326): Measurements of Credit Losses on Financial Instruments (ASC 326), which replaces the existing incurred loss model with a current expected credit loss (CECL) model that requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company would be required to use a forward-looking CECL model for accounts receivables, guarantees, and other financial instruments. The Company will adopt ASC 326 on January 1, 2023, and does not expect ASC 326 to have a material impact on its consolidated financial statements.

Mer Telemanagement Solutions Ltd [Member]
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 20-F for the year ended December 31, 2020.

The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2020, contained in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on May 14, 2021, have been applied consistently in these unaudited interim consolidated financial statements.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes" ("ASU 2020-12"), which simplifies the accounting for income taxes. ASU 2019-12 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2020. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.

t.	Impact of recently issued accounting standards:

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2020-12”), which simplifies the accounting for income taxes. ASU 2019-12 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2020. The Company is currently evaluating the impact of the new guidance on the Company’s consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of the interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The novel coronavirus ("COVID-19") pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company's operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company's customers and its sales cycles. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the interim consolidated financial statements for the period ended June 30, 2021. As events continue to evolve and additional information becomes available, the Company's estimates and assumptions may change materially in future periods.

a.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to goodwill, tax assets and liabilities, fair values of stock-based awards, allowance for credit losses. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.